Columbia Variable Portfolio – Select Mid Cap Growth Fund
First Quarter Report
March 31, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Select Mid Cap Growth Fund, March 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 96.4%
Issuer	Shares	Value ($)
Communication Services 9.6%
Entertainment 9.2%
Liberty Media Corp.-Liberty Formula One, Class C(a)	48,177	4,336,412
Live Nation Entertainment, Inc.(a)	23,803	3,108,196
Spotify Technology SA(a)	26,575	14,617,047
Take-Two Interactive Software, Inc.(a)	46,428	9,622,203
TKO Group Holdings, Inc.	33,222	5,076,654
Total		36,760,512
Media 0.4%
Trade Desk, Inc. (The), Class A(a)	28,995	1,586,606
Total Communication Services		38,347,118
Consumer Discretionary 21.5%
Diversified Consumer Services 0.8%
Duolingo, Inc.(a)	10,782	3,348,242
Hotels, Restaurants & Leisure 14.9%
Cava Group, Inc.(a)	45,526	3,933,902
Domino’s Pizza, Inc.	18,071	8,302,721
DoorDash, Inc., Class A(a)	39,506	7,220,512
Expedia Group, Inc.	16,709	2,808,783
Flutter Entertainment PLC(a)	39,963	8,853,803
Hilton Worldwide Holdings, Inc.	44,369	10,096,166
Royal Caribbean Cruises Ltd.	15,553	3,195,208
Texas Roadhouse, Inc.	23,596	3,931,801
Viking Holdings Ltd.(a)	109,131	4,337,957
Wingstop, Inc.	10,811	2,438,745
Yum! Brands, Inc.	30,706	4,831,896
Total		59,951,494
Specialty Retail 5.0%
Burlington Stores, Inc.(a)	20,958	4,994,920
Chewy, Inc., Class A(a)	187,183	6,085,319
Floor & Decor Holdings, Inc., Class A(a)	44,777	3,603,205
Tractor Supply Co.	94,544	5,209,375
Total		19,892,819
Textiles, Apparel & Luxury Goods 0.8%
lululemon athletica, Inc.(a)	10,589	2,997,323
Total Consumer Discretionary		86,189,878
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 6.0%
Beverages 1.4%
Celsius Holdings, Inc.(a)	161,599	5,756,156
Consumer Staples Distribution & Retail 4.6%
Casey’s General Stores, Inc.	17,975	7,801,869
Maplebear, Inc.(a)	116,104	4,631,389
Sprouts Farmers Market, Inc.(a)	38,208	5,832,069
Total		18,265,327
Total Consumer Staples		24,021,483
Energy 5.2%
Energy Equipment & Services 2.1%
TechnipFMC PLC	265,414	8,410,969
Oil, Gas & Consumable Fuels 3.1%
Targa Resources Corp.	62,138	12,456,805
Total Energy		20,867,774
Financials 6.9%
Capital Markets 6.9%
Ares Management Corp., Class A	87,094	12,768,852
LPL Financial Holdings, Inc.	27,579	9,022,194
Robinhood Markets, Inc., Class A(a)	140,452	5,845,612
Total		27,636,658
Total Financials		27,636,658
Health Care 10.5%
Biotechnology 2.3%
Insmed, Inc.(a)	46,947	3,581,587
Natera, Inc.(a)	39,140	5,534,787
Total		9,116,374
Health Care Equipment & Supplies 4.1%
Glaukos Corp.(a)	54,198	5,334,167
ICU Medical, Inc.(a)	30,294	4,206,625
Insulet Corp.(a)	26,455	6,947,348
Total		16,488,140
Health Care Providers & Services 2.5%
Cardinal Health, Inc.	32,276	4,446,664
Chemed Corp.	9,103	5,601,258
Total		10,047,922

Columbia Variable Portfolio – Select Mid Cap Growth Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Select Mid Cap Growth Fund, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 1.6%
West Pharmaceutical Services, Inc.	29,225	6,542,893
Total Health Care		42,195,329
Industrials 14.6%
Aerospace & Defense 5.7%
Axon Enterprise, Inc.(a)	11,683	6,144,674
BWX Technologies, Inc.	57,503	5,672,671
Howmet Aerospace, Inc.	86,390	11,207,374
Total		23,024,719
Building Products 0.9%
Trex Company, Inc.(a)	59,078	3,432,432
Construction & Engineering 0.7%
Comfort Systems U.S.A., Inc.	8,717	2,809,751
Ground Transportation 4.5%
Saia, Inc.(a)	26,572	9,285,054
XPO, Inc.(a)	82,832	8,911,066
Total		18,196,120
Machinery 2.8%
RBC Bearings, Inc.(a)	34,715	11,170,246
Total Industrials		58,633,268
Information Technology 16.1%
IT Services 3.5%
Cloudflare, Inc.(a)	79,022	8,904,989
Snowflake, Inc., Class A(a)	34,796	5,085,783
Total		13,990,772
Semiconductors & Semiconductor Equipment 0.5%
Astera Labs, Inc.(a)	33,202	1,981,163
Software 12.1%
AppLovin Corp.(a)	39,570	10,484,863
Atlassian Corp., Class A(a)	36,957	7,842,645
CyberArk Software Ltd.(a)	3,005	1,015,690
Common Stocks (continued)
Issuer	Shares	Value ($)
Datadog, Inc., Class A(a)	39,669	3,935,562
Fair Isaac Corp.(a)	7,788	14,362,318
HubSpot, Inc.(a)	17,198	9,825,045
Klaviyo, Inc.(a)	38,995	1,179,989
Total		48,646,112
Total Information Technology		64,618,047
Materials 2.7%
Construction Materials 1.4%
Vulcan Materials Co.	23,954	5,588,468
Metals & Mining 1.3%
Carpenter Technology Corp.	28,648	5,190,445
Total Materials		10,778,913
Utilities 3.3%
Independent Power and Renewable Electricity Producers 3.3%
Talen Energy Corp.(a)	26,556	5,302,437
Vistra Corp.	67,971	7,982,514
Total		13,284,951
Total Utilities		13,284,951
Total Common Stocks (Cost $372,850,022)		386,573,419

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.504%(b),(c)	5,302,063	5,301,003
Total Money Market Funds (Cost $5,300,910)		5,301,003
Total Investments in Securities (Cost: $378,150,932)		391,874,422
Other Assets & Liabilities, Net		9,240,942
Net Assets		401,115,364
Columbia Variable Portfolio – Select Mid Cap Growth Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Select Mid Cap Growth Fund, March 31, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2025.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.504%
	16,259,336	78,326,865	(89,285,481)	283	5,301,003	528	88,924	5,302,063
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Variable Portfolio – Select Mid Cap Growth Fund  | 2025

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You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7017_12_D01_(05/25)